Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill.
Goodwill

12.Goodwill

The changes in the carrying amount of goodwill were as follows:

	As of December 31,
	2022 (As adjusted)	2023
	RMB	RMB
Balance as of January 1	—	—
Addition (i)	—	66,506
Balance as of December 31	—	66,506
(i)

The goodwill was transferred from SS North Asia as a result of a business combination under common control (refer to Note 1 (e)), and recognized at the historical cost recorded by the former parent of SS North Asia in accordance with ASC 805-50.

No impairment charge was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.